Employee future benefits - Impact On Pension Benefit Obligation Based On Assumptions (Details) - Pension benefit plans $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Change interest rate by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in percentage, increase	0.25%
Change in percentage, decrease	0.25%
Increase	$ (467)
Decrease	$ 498
Change salary rate by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in percentage, increase	0.25%
Change in percentage, decrease	0.25%
Increase	$ 19
Decrease	$ (17)
Change pension by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in percentage, increase	0.25%
Change in percentage, decrease	0.25%
Increase	$ 372
Decrease	$ (355)
Change mortality by 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in mortality, increase	1 year
Change in mortality, decrease	1 year
Increase	$ 464
Decrease	$ (463)